Document and Entity Information	Oct. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2025
Entity File Number	001-40680
Entity Registrant Name	MeridianLink, Inc.
Entity Central Index Key	0001834494
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4844620
Entity Address, Address Line One	1 Venture, Suite 235
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	714
Local Phone Number	708-6950
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MLNK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false